N-4	Apr. 28, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	USL Separate Account RS
Entity Central Index Key	0002041358
Entity Investment Company Type	N-4
Document Period End Date	Apr. 28, 2026
Amendment Flag	false
USL Portfolio Director NY 1.00 - 12.00 (333-283464)
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Are There Charges for Early Withdrawals?
Yes. Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 5, 7, and 9. If you withdraw money under the Contract within five years of making a Purchase Payment, you may be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, 11, and 12. No surrender charge.
For example, if you own a series 1, 5, 7, or 9 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a $100,000 investment and such surrender charge may be greater if subject to taxes or tax penalties. No surrender charges would apply to Contracts in the other series.
In the State of New York, charges for early withdrawals will be calculated as
Last In, First Out for certificates of group Contracts and First in, First Out for individual Contracts.
Fee Table Charges and Adjustments – Surrender Charge
Are There Transaction Charges?
Yes. In addition to surrender charges (if applicable), you may also be charged for other transactions.
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another Investment Option under the Contract (or another funding entity) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•There may also be taxes on Purchase Payments.
Fee Table Charges and Adjustments
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract Class)	1.00%	1.01%
	Portfolio Company fees and expenses[2]	0.20%	1.18%
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Portfolio Company net assets, plus any applicable amounts deemed to be Platform Charge.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,223	Highest Annual Cost: $2,226
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract Classes and Portfolio
Company fees and expenses
•No optional benefits
•No sales charges or advisory fees
•No Purchase Payments, transfers,
or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract Classes, optional
benefits, and Portfolio Company
fees and expenses
•No sales charges or advisory fees
•No Purchase Payments, transfers,
or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges for Early Withdrawals?
Yes. Your Contract may be subject to surrender charges depending on the series of Contract:
•Series 1, 5, 7, and 9. If you withdraw money under the Contract within five years of making a Purchase Payment, you may be assessed a surrender charge of up to 5%, either as a percentage of the amount withdrawn or as a percentage of Purchase Payments made during the last five years, whichever is less.
•Series 2, 6, 11, and 12. No surrender charge.
For example, if you own a series 1, 5, 7, or 9 Contract and make an early withdrawal, you could pay a surrender charge of up to $5,000 on a $100,000 investment and such surrender charge may be greater if subject to taxes or tax penalties. No surrender charges would apply to Contracts in the other series.
In the State of New York, charges for early withdrawals will be calculated as
Last In, First Out for certificates of group Contracts and First in, First Out for individual Contracts.
Fee Table Charges and Adjustments – Surrender Charge

Transaction Charges [Text Block]
Are There Transaction Charges?
Yes. In addition to surrender charges (if applicable), you may also be charged for other transactions.
•In certain states, you may be subject to a loan application fee and loan interest if you request a loan under the Contract.
•Under a series 11 contract, if you transfer amounts from the Fixed Account
Plus option to another Investment Option under the Contract (or another funding entity) in excess of the annual limit, you may be subject to a charge of 5% on the excess amount transferred.
•There may also be taxes on Purchase Payments.
Fee Table Charges and Adjustments

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The fees and expenses do not reflect any advisory fees paid to an investment adviser from the Contract or other Contract owner assets. If such charges were reflected, the fees and expenses would be higher. Interest on Contract loans is not reflected below.
				Charges and Adjustments
	Annual Fee	Minimum	Maximum
	Base Contract[1] (varies by Contract Class)	1.00%	1.01%
	Portfolio Company fees and expenses[2]	0.20%	1.18%
1 As a percentage of average daily net asset value allocated to a Variable
Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
2 As a percentage of Portfolio Company net assets, plus any applicable amounts deemed to be Platform Charge.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost: $1,223	Highest Annual Cost: $2,226
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Contract Classes and Portfolio
Company fees and expenses
•No optional benefits
•No sales charges or advisory fees
•No Purchase Payments, transfers,
or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract Classes, optional
benefits, and Portfolio Company
fees and expenses
•No sales charges or advisory fees
•No Purchase Payments, transfers,
or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.01%
Investment Options (of Other Amount) Minimum [Percent]	0.20%
Investment Options (of Other Amount) Maximum [Percent]	1.18%
Investment Options Footnotes [Text Block]	2 As a percentage of Portfolio Company net assets, plus any applicable amounts deemed to be Platform Charge.
Lowest Annual Cost [Dollars]	$ 1,223
Highest Annual Cost [Dollars]	$ 2,226
Risks [Table Text Block]
	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
•No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Amounts withdrawn from series  1, 5, 7, or 9 Contract may result in surrender charges, taxes and tax penalties. Surrender charges could significantly reduce the amount that you receive upon taking a withdrawal.
Withdrawals may also reduce or terminate Contract guarantees and may result in taxes and tax penalties.
•If you select the Fixed Account Plus option for investment, your ability to transfer amounts from that option is subject to an annual limit. It may take several years to transfer all amounts from the Fixed Account Plus option.
Under a series 11 Contract, if you transfer amounts from the Fixed Account
Plus option in excess of that annual limit (including withdrawals from the
Fixed Account Plus option for the purpose of transferring assets to another funding entity), you may be subject to a charge.
•The benefits of tax deferral, if applicable, and long-term income mean the
Contract is generally more beneficial to investors with a long investment time horizon.

What Are the Risks Associated with Investment Options?
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the
Investment Options available under the Contract.
•Each Variable Investment Option and each Fixed Account Option has its own unique risks.
•You should review the Variable Investment Options and Fixed Account
Options before making an investment decision.

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us, USL. Any obligations (including under any Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of USL. If we experience financial distress, we may not be able to meet our obligations to you. More information about us is available upon request by calling
1-800-448-2542 or visiting www.corebridgefinancial.com/rs.

Investment Restrictions [Text Block]	Yes. There are restrictions that may limit the Variable Investment Options and Fixed Account Options that you may choose a well as limitations on the transfer of the contract value among the Variable Investment Options and Fixed Account Options. Some in-plan deferred compensation plans may restrict investment in Public Funds. If your Contract is a tax-deferred, non-qualified annuity that is not part of your employer’s plan, Variable Investment Options investing in a Public Fund will not be available to you. •You may transfer funds between the Investment Options, subject to certain restrictions.•If you are enrolled in an Advisory Program, you are personally prohibited from making transfers among Investment Options in the Contract. During such period, transfer instructions may only be provided by the Investment Adviser. If you terminate the Advisory Program, you may make transfers among the Investment Options subject to certain restrictions.•Transfers between the Investment Options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.•Transfers to and from the Fixed Account Options are subject to special restrictions.•We reserve the right to remove or substitute Portfolio Companies as Investment Options.•We reserve the right to stop accepting additional Purchase Payments
Key Information, Benefit Restrictions [Text Block]	If you are participating in an Advisory Program and your Investment Adviser’s fees are deducted from your Contract, the deduction of those fees may reduce the death benefit and any other guaranteed benefit, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•If you purchase the Contract through a tax-qualified plan or an IRA, there is no additional tax benefit under the Contract.•Withdrawals, including withdrawals to pay your Investment Adviser’s fees, may be subject to ordinary income tax and may be subject to tax penalties, including if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this Contract to you in the form of commissions, additional cash compensation, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm, VFA. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.You may determine to engage our affiliated registered investment adviser, VFA, to provide investment advice to you for the Contract. VFA will charge an Advisory Program Fee. We do not set your Advisory Program Fee. While USL may deduct the Advisory Program Fee from your Account Value based on instructions from VFA, we do not retain any portion of these fees. With VFA as the Investment Adviser of your Advisory Program, USL, as an affiliate of VFA, will indirectly benefit from VFA’s receipt of Advisory Program Fees.In addition, VFA’s investment professionals and their managers are eligible for benefits from us or our affiliates, such as non-cash compensation items.One or more of these conflicts of interest may influence your investment professional to recommend this Contract over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts as well as any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses below do not reflect any advisory fees paid to your Investment Adviser from Contract or other assets. If such charges were reflected, the fees and expenses would be higher. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from an Investment Option or the Contract, or transfer Contract value between Investment Options. State premium taxes may also be deducted.Transaction Expenses
Deferred Sales Load (or Surrender Charge) (as a percentage of purchase payments or amount surrendered, as applicable)
Series 1, 5, 7, and 9	5.00%(1)
Series 2, 6, 11, and 12	None
Maximum Loan Application Fee (per loan)	$75
Transfer Fee
Series 11	5.00% (2)
Other Series	None
Footnotes to Transaction Expenses (1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. In the State of New York, surrender charges will be calculated as Last In, First Out for group contracts and First In, First Out for individual contracts. See Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges and Exceptions to Surrender Charge in the “Charges and Adjustments” section. (2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. See “Transfers Between Investment Options.” Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Plus Option to another funding entity are considered “transfers” for purposes of this limitation. See Fixed Account Plus Transfer Charge (Series 11 Contracts Only) in the “Charges and Adjustments” section.The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio Company fees and expenses). If you have chosen to purchase an optional benefit, you pay additional charges, as shown below. Annual Contract Expenses
Administrative Expenses (also referred to as a Maintenance Charge)
Series 1 and 9	$15
Series 2, 5, 6, 7, 11, and 12	None
Annual Fees	Current	Maximum
Base Contract Expenses(1) (as a percentage of average account value or Contract Value)	1.00%	1.01%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average account value)
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Option)	Current Annual Fee Rate
Non-ERISA Contracts(2)	3.00 – 6.00%(4)
ERISA Contracts(3)	5.50%(5)
Footnotes to Annual Contract Expenses (1) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Fund Expenses” in this section and in “Appendix A – Investment Options Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 1.25%. For additional information, see Separate Account Charges in the “Charges and Adjustments” section. (2) Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches. (3) Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans. (4) The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR. (5) The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. These amounts also include applicable Platform Charges if you choose to invest in certain Portfolio Companies. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document. Annual Portfolio Company Expenses
Annual Portfolio Company Expenses (expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum (1)	Maximum (2)
	0.20%	1.18%
Footnotes to Annual Portfolio Company Expenses (1) The Portfolio Company with the lowest total annual fund operating expenses is the Vanguard Long-Term Treasury Fund. (2) The Portfolio Company with the highest total annual fund operating expenses is the American Beacon Man Large Cap Growth Fund.
Transaction Expenses [Table Text Block]	Transaction Expenses
Deferred Sales Load (or Surrender Charge) (as a percentage of purchase payments or amount surrendered, as applicable)
Series 1, 5, 7, and 9	5.00%(1)
Series 2, 6, 11, and 12	None
Maximum Loan Application Fee (per loan)	$75
Transfer Fee
Series 11	5.00% (2)
Other Series	None
Footnotes to Transaction Expenses (1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. In the State of New York, surrender charges will be calculated as Last In, First Out for group contracts and First In, First Out for individual contracts. See Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges and Exceptions to Surrender Charge in the “Charges and Adjustments” section. (2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. See “Transfers Between Investment Options.” Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Plus Option to another funding entity are considered “transfers” for purposes of this limitation. See Fixed Account Plus Transfer Charge (Series 11 Contracts Only) in the “Charges and Adjustments” section.
Deferred Sales Load, Footnotes [Text Block]	(1) The maximum surrender charge is the lesser of 5% of the amount withdrawn or 5% of the Purchase Payments received within the past 60 months. If no Purchase Payments are received within the past 60 months, the surrender charge will be zero. Reductions in and exceptions to the surrender charge are available if certain conditions are met. In the State of New York, surrender charges will be calculated as Last In, First Out for group contracts and First In, First Out for individual contracts. See Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges and Exceptions to Surrender Charge in the “Charges and Adjustments” section.
Transfer Fee, Footnotes [Text Block]	(2) For all series, transfers from the Fixed Account Plus option are limited to 20% per Participant Year. See “Transfers Between Investment Options.” Transfers in excess of this limitation will not be permitted except under series 11 Contracts. For series 11 Contracts, transfers in excess of this limitation will be permitted; however, the excess amount transferred will be subject to a charge of 5% on the excess amount transferred. Withdrawals from the Fixed Account Plus Option to another funding entity are considered “transfers” for purposes of this limitation. See Fixed Account Plus Transfer Charge (Series 11 Contracts Only) in the “Charges and Adjustments” section.
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio Company fees and expenses). If you have chosen to purchase an optional benefit, you pay additional charges, as shown below. Annual Contract Expenses
Administrative Expenses (also referred to as a Maintenance Charge)
Series 1 and 9	$15
Series 2, 5, 6, 7, 11, and 12	None
Annual Fees	Current	Maximum
Base Contract Expenses(1) (as a percentage of average account value or Contract Value)	1.00%	1.01%
Optional Benefit Expenses (as a percentage of benefit base or other (e.g., average account value)
Loan Interest Charges (as a percentage of average daily value allocated to the Fixed Account Option)	Current Annual Fee Rate
Non-ERISA Contracts(2)	3.00 – 6.00%(4)
ERISA Contracts(3)	5.50%(5)
Footnotes to Annual Contract Expenses (1) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Fund Expenses” in this section and in “Appendix A – Investment Options Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 1.25%. For additional information, see Separate Account Charges in the “Charges and Adjustments” section. (2) Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches. (3) Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans. (4) The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR. (5) The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.01%
Base Contract Expense (of Average Account Value), Current [Percent]	1.00%
Base Contract Expense, Footnotes [Text Block]	(1) Also referred to as “Separate Account Charges.” Reductions in the Separate Account Charges may be available for plan types meeting certain criteria. See “Reduction or Waiver of Account Maintenance, Surrender, or Separate Account Charges.” The Base Contract Expenses do not reflect any applicable Platform Charges that may apply. To help you understand the cost of investing in certain Variable Investment Options, Platform Charges are reflected under “Annual Fund Expenses” in this section and in “Appendix A – Investment Options Available Under the Contract.” If Platform Charges were included in this table, current charges for certain (but not all) Variable Investment Options would be as high as 1.25%. For additional information, see Separate Account Charges in the “Charges and Adjustments” section.
Annual Portfolio Company Expenses [Table Text Block]	The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. These amounts also include applicable Platform Charges if you choose to invest in certain Portfolio Companies. A complete list of Portfolio Companies available under the Contract, including their annual expenses, may be found at the back of this document. Annual Portfolio Company Expenses
Annual Portfolio Company Expenses (expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum (1)	Maximum (2)
	0.20%	1.18%

Portfolio Company Expenses [Text Block]	Annual Portfolio Company Expenses(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.20%
Portfolio Company Expenses Maximum [Percent]	1.18%
Portfolio Company Expenses, Footnotes [Text Block]	(1) The Portfolio Company with the lowest total annual fund operating expenses is the Vanguard Long-Term Treasury Fund. (2) The Portfolio Company with the highest total annual fund operating expenses is the American Beacon Man Large Cap Growth Fund.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Market Risk. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. Amounts that you invest in the Variable Investment Options are subject to risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and, if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Portfolio Company. Each Portfolio Company has its own investment risks, and you are exposed to the Portfolio Company’s investment risk when you invest in a Variable Investment Option. You are responsible for selecting the Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.Early Withdrawal Risk. The Contracts are unsuitable for short-term savings. You should carefully consider the risks associated with withdrawals under the Contract. A withdrawal may reduce the value of your standard and optional benefits such as the death benefit or other guaranteed benefits. If you take a loan from your account, the amount of this loan and interest accrued therein may also reduce the value of these standard and optional benefits while (i) the loan is in the process of being paid off, (ii) if the loan is never paid off, or (iii) if you default on the loan. Additionally, your interest payments can never be recovered and, therefore, indirectly lower the contract value based on the loan you took against it. The reductions may be more than the amount withdrawn. Withdrawals may also be subject to significant surrender charges if you own a series 1, 5, 7, and 9 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another Portfolio Company entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A total withdrawal (surrender) will result in the termination of your Contract or certificate. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law. Contract Benefits Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. There is a risk that any financial return of an optional benefit will ultimately be less than the amount you paid for the benefit. If you elected an optional benefit, you are likely subject to investment restrictions for as long as the benefit remains in effect and investment restrictions limit the Investment Options that are available to you and limit your ability to take certain actions under the Contract. Insurance Company Risk. All guarantees under the Contract, including the Fixed Account Options, that are paid from our General Account are subject to risks relating to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. Contract Changes Risk: Under the Contract, we reserve the right to remove or substitute Portfolio Companies as Investment Options. We additionally reserve the right to stop accepting additional Purchase Payments and impose investment restrictions or limitations on transfers including closing one or more of the Fixed Account Options to deposits or transfers and transfers among the Variable Investment Options. Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this Contract is more beneficial to investors with a long-time horizon. Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus. Deduction of Advisory Program Fee Risk. If the Advisory Program fees payable to your investment adviser are deducted from the Contract, such deductions may reduce the death benefit and other annuity benefits, decrease the Account Value allocated to the Fixed Account Options, and result in a reduction of the Purchase Units & Payout Payments. The amounts deducted from your Contract for payment of Advisory Program Fees may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax. Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on the state, you may be required to pay a loan application fee to us. Investment Restrictions Risk. Investment restrictions limit the Investment Options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives. Public Funds Availability Risk. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, the Variable Investment Options that are invested in Portfolio Companies available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract. Public Funds are Variable Investment Options that are available to the general public and retail investors outside of an annuity contract, such as Portfolio Director. (Public Funds are identified in Appendix A.)Minimum Account Value Risk. If your Account Value falls below $300 and you do not make any Purchase Payments for at least two (2) Participant Years, we may close the account and pay the Account Value to you. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.Business Disruption. Our business is vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemics (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, including see outages or other unavailability, may interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or to otherwise provide our services, or may have other possible negative impacts. While we have developed and put in place what we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Portfolio Company or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes. Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, and user errors or other disruptions that may compromise the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with our websites (such as via denial of service attacks), and other operational disruptions, and unauthorized release of confidential customer information. Such systems failures, cyber-attacks or other disruptions affecting us, any third-party administrator, the underlying Portfolio Companies, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Portfolio Companies, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, including personal information, impede order processing, or subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Portfolio Companies invest, which may cause the affected underlying Portfolio Companies to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Further, the widespread development, implementation, and use of AI, machine learning, data analytics and similar tools that collect, aggregate and analyze data or inputs (collectively, “AI Tools”) may increase our exposure to, or exacerbate the risks of cyber-attacks or other security incidents, particularly where such technologies are exploited by third parties to attempt to breach our or our business partners’ and service providers’ systems. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information, including personal information, and reduce the risk of cyber-incidents, there can be no assurance that we or our and distribution partners, the underlying Portfolio Companies or our business partners and service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract
The following tables summarize information about the benefits available under the Contract.
Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	Standard	No Charge
•Payable only during the Purchase Period
•Payable if death occurs at any age
•Withdrawals, including withdrawals to pay
your advisory fees, may significantly
reduce the benefit
•If you have elected to enroll in the
Advisory Program, the Advisory Program
Fees may reduce the death benefit.

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	Optional	No Charge
•Withdrawals may be subject to surrender
charges
•No more than one systematic withdrawal
election may be in effect at any time
•We reserve the right to discontinue any or
all systematic withdrawals or to change
the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	Optional	No Charge
•Withdrawals must be made to you over a
period of not less than five years, and the
annual amount withdrawn may not exceed
20% of Account Value at time of election
•May not change election once withdrawals
begin
•No more than one systematic withdrawal
election may be in effect at any time
•We reserve the right to discontinue any or
all systematic withdrawals or to change
the terms at any time

Loans	Provides tax-free access to amounts invested in Fixed Account Options	Optional	$75 application fee (per loan, where permitted by state law1) Maximum net interest rate 6%	•Available only during the Purchase Period •May not be taken against amounts invested in Variable Investment Options •Interest will accrue on outstanding loan amounts •Minimum loan amount is $1,000
Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Advisory Program	The investment advice service provided by your Investment Adviser	Optional	Not applicable
•A separate investment advisory fee and
agreement is required
•May not be available under your
employer’s retirement plan or in
connection with your Contract
•If you pay any investment adviser fee from
the Contract, any deduction may reduce
the death benefit and other annuity
benefits, and may be subject to surrender
charges, federal and state income taxes
and a 10% federal penalty tax.
•We do not honor investment adviser
transfer requests in connection with
Advisory Programs that are offered
through third-party, unaffiliated
Investment Advisers.
•You are encouraged to discuss the
Advisory Program with your financial
professional and the impact that Advisory
Program Fees may have on your Contract
Value before electing to enroll in the
Advisory Program.

[1] For more information about where applicable loan fees are permitted, please see “Appendix B – State Contract Variability” below.
Benefits Available [Table Text Block]
Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Standard Death Benefit	Provides a death benefit based on the greater of Account Value or net Purchase Payments	Standard	No Charge
•Payable only during the Purchase Period
•Payable if death occurs at any age
•Withdrawals, including withdrawals to pay
your advisory fees, may significantly
reduce the benefit
•If you have elected to enroll in the
Advisory Program, the Advisory Program
Fees may reduce the death benefit.

Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	Optional	No Charge
•Withdrawals may be subject to surrender
charges
•No more than one systematic withdrawal
election may be in effect at any time
•We reserve the right to discontinue any or
all systematic withdrawals or to change
the terms at any time

No Charge Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges	Optional	No Charge
•Withdrawals must be made to you over a
period of not less than five years, and the
annual amount withdrawn may not exceed
20% of Account Value at time of election
•May not change election once withdrawals
begin
•No more than one systematic withdrawal
election may be in effect at any time
•We reserve the right to discontinue any or
all systematic withdrawals or to change
the terms at any time

Loans	Provides tax-free access to amounts invested in Fixed Account Options	Optional	$75 application fee (per loan, where permitted by state law1) Maximum net interest rate 6%	•Available only during the Purchase Period •May not be taken against amounts invested in Variable Investment Options •Interest will accrue on outstanding loan amounts •Minimum loan amount is $1,000
Benefits
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Advisory Program	The investment advice service provided by your Investment Adviser	Optional	Not applicable
•A separate investment advisory fee and
agreement is required
•May not be available under your
employer’s retirement plan or in
connection with your Contract
•If you pay any investment adviser fee from
the Contract, any deduction may reduce
the death benefit and other annuity
benefits, and may be subject to surrender
charges, federal and state income taxes
and a 10% federal penalty tax.
•We do not honor investment adviser
transfer requests in connection with
Advisory Programs that are offered
through third-party, unaffiliated
Investment Advisers.
•You are encouraged to discuss the
Advisory Program with your financial
professional and the impact that Advisory
Program Fees may have on your Contract
Value before electing to enroll in the
Advisory Program.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	If your Contract is through certain employer-sponsored qualified retirement plans, the availability of certain Portfolio Companies can vary based on your employer. Refer to your employer’s retirement program documents for a list of the employer-selected Portfolio Companies available in your Contract and any limitations on the number of Portfolio Companies you may choose. All Portfolio Companies may not be available for all plans or Contracts. The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. The current expenses and performance information below reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charges. Expenses would be higher, and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	15.61%*
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.73%	None	0.73%	14.19%	14.69%	15.33%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: JPMIM and T. Rowe Price	0.66%	None	0.66%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	17.55%	14.08%	14.46%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	14.77%	12.45%	13.89%
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	11.34%	7.88%	13.56%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.83%	None	0.83%	7.23%	10.19%	9.29%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	6.95%	8.68%	10.34%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.38%	12.23%	5.69%	9.27%
	Small Cap Core Fund[2] Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.93%	None	0.93%	-3.03	6.57%	8.39%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.84%	None	0.84%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.55%	None	0.55%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	1.02%	None	1.02%	30.11%	4.19%	8.04%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: MSIM and Morgan Stanley Investment Management Co.	0.82%	None	0.82%	6.07%	1.86%	8.33%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.01%	None	1.01%	27.46%	2.74%	6.76%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.81%	None	0.81%	39.97%	10.60%	8.10%
Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.90%	None	0.90%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock and Voya	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	16.94%	8.73%	9.38%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.59%	None	0.59%	11.79%	4.34%	5.85%
	Moderate Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	6.66%	-0.49%	1.41%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.54%	None	0.54%	6.00%	1.06%	2.86%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.80%	None	0.80%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.64%	-7.30%	-0.04%
* Average Annual Total Returns is since inception of the Portfolio Company. [1] The following adviser/sub-adviser abbreviations are used in this table: •Allspring – Allspring Global Investments, LLC •Ariel – Ariel Investments, LLC •BlackRock – BlackRock Investment Management, LLC •Goldman Sachs – Goldman Sachs Asset Management, L.P. •Invesco – Invesco Advisers, Inc. •JPMIM – J.P. Morgan Investment Management Inc. •MFS – Massachusetts Financial Services Company •MSIM – Morgan Stanley Investment Management Inc. •PineBridge – PineBridge Investments LLC •T. Rowe Price – T. Rowe Price Associates, Inc. •VALIC – The Variable Annuity Life Insurance Company •Vanguard – The Vanguard Group, Inc. •Voya – Voya Investment Management Co. LLC •Wellington Management – Wellington Management Company LLP [2] A VALIC Company I Fund. [3] A Public Fund. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer’s retirement plan, the Variable Investment Options that are invested in Portfolio Companies available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans (“Public Funds”) will not be available within your Contract. [4] The Vanguard LifeStrategy Funds’ board of trustees allocates each Fund’s assets among the underlying funds based on the Fund’s investment objective and policies. The board may change these allocations from time to time without shareholder approval. The investment adviser to the underlying funds is Vanguard. [5] This Portfolio Company is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Portfolio Company prospectus for additional information. [6] A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 1.25%.
Variable Option [Line Items]
Prospectuses Available [Text Block]	If your Contract is through certain employer-sponsored qualified retirement plans, the availability of certain Portfolio Companies can vary based on your employer. Refer to your employer’s retirement program documents for a list of the employer-selected Portfolio Companies available in your Contract and any limitations on the number of Portfolio Companies you may choose. All Portfolio Companies may not be available for all plans or Contracts. The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. The current expenses and performance information below reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charges. Expenses would be higher, and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	American Beacon Man Large Cap Growth Fund[3,5] – Investor Class Adviser: American Beacon Advisors, Inc. Sub-Adviser: Numeric Investors LLC	1.12%	None	1.12%	15.86%	11.19%	15.61%*
	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.73%	None	0.73%	14.19%	14.69%	15.33%
	Dividend Value Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and ClearBridge Investments, LLC	0.67%	None	0.67%	18.21%	11.55%	10.40%
	Growth Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock	0.61%	None	0.61%	14.57%	11.57%	15.67%
	Large Cap Core Fund[2] Adviser: VALIC Sub-Adviser: JPMIM and T. Rowe Price	0.66%	None	0.66%	9.81%	10.02%	14.27%
	Nasdaq-100® Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.42%	None	0.42%	20.42%	14.73%	19.06%
	Stock Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.23%	None	0.23%	17.55%	14.08%	14.46%
	Systematic Core Fund[2,5] Adviser: VALIC Sub-Adviser: Goldman Sachs	0.64%	None	0.64%	14.77%	12.45%	13.89%
	Systematic Growth Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP	0.64%	None	0.64%	17.66%	10.29%	14.83%
	Systematic Value Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.65%	None	0.65%	17.41%	13.25%	10.31%
	U.S. Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	14.73%	11.77%	12.91%
	Vanguard Windsor II Fund[3] – Investor Shares Advisers: Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC	0.33%	0.25%	0.58%	18.56%	12.89%	12.61%
Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Mid- Cap Equity	Ariel Appreciation Fund[3] – Investor Class Adviser: Ariel Investments, LLC	1.15%	None	1.15%	11.11%	7.57%	7.95%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.74%	None	0.74%	11.34%	7.88%	13.56%
	Mid Cap Value Fund[2] Adviser: VALIC Sub-Advisers: Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management	0.83%	None	0.83%	7.23%	10.19%	9.29%
	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	0.35%	None	0.35%	6.95%	8.68%	10.34%
Domestic Small- Cap Equity	Ariel Fund[3] – Investor Class Adviser: Ariel	1.01%	None	1.01%	14.15%	9.36%	9.51%
	Small Cap Growth Fund[2,5] Adviser: VALIC Sub-Advisers: American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.	0.88%	None	0.88%	9.20%	-2.35%	11.01%
	Small Cap Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.38%	None	0.38%	12.23%	5.69%	9.27%
	Small Cap Core Fund[2] Adviser: VALIC Sub-Adviser: Invesco Advisers, Inc.	0.93%	None	0.93%	-3.03	6.57%	8.39%
	Small Cap Value Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.84%	None	0.84%	12.16%	9.55%	8.54%
Global Equity (International and Domestic)	Global Strategy Fund[2,5] Adviser: VALIC Sub-Advisers: Franklin Advisers, Inc. and Brandywine Global Investment Management LLC	0.63%	None	0.63%	20.73%	7.18%	5.85%
	International Socially Responsible Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.55%	None	0.55%	27.32%	7.80%	9.10%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: BlackRock	1.02%	None	1.02%	30.11%	4.19%	8.04%
	International Equities Index Fund[2,5] Adviser: VALIC Sub-Adviser: BlackRock	0.39%	None	0.39%	30.81%	8.47%	7.82%
	International Growth Fund[2,5] Adviser: VALIC Sub-Advisers: MSIM and Morgan Stanley Investment Management Co.	0.82%	None	0.82%	6.07%	1.86%	8.33%
	International Opportunities Fund[2,5] Adviser: VALIC Sub-Advisers: Invesco Advisers, Inc. and Wellington Management	1.01%	None	1.01%	27.46%	2.74%	6.76%
	International Value Fund[2,5] Adviser: VALIC Sub-Advisers: Goldman Sachs and Columbia Management Investment Advisers, LLC	0.81%	None	0.81%	39.97%	10.60%	8.10%
Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Specialty	Global Real Estate Fund[2] Adviser: VALIC Sub-Advisers: Duff & Phelps Investment Management Co. and MFS	0.90%	None	0.90%	7.70%	1.77%	3.39%
	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5 Adviser: Invesco Advisers, Inc.	1.05%	None	1.05%	18.94%	9.41%	6.23%
	Science & Technology Fund[2,5] Adviser: VALIC Sub-Advisers: BlackRock and Voya	0.91%	None	0.91%	22.57%	11.59%	18.92%
Hybrid (Equity and Fixed Income)	Aggressive Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	16.94%	8.73%	9.38%
	Asset Allocation Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.65%	None	0.65%	11.50%	8.17%	7.75%
	Conservative Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.59%	None	0.59%	11.79%	4.34%	5.85%
	Moderate Allocation Lifestyle Fund[2,5] Adviser: VALIC Sub-Adviser: JPMIM	0.54%	None	0.54%	14.40%	7.01%	8.10%
	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.74%	None	0.74%	11.83%	5.05%	6.89%
	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.76%	None	0.76%	12.23%	5.34%	7.42%
	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.78%	None	0.78%	12.71%	5.76%	8.03%
	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.80%	None	0.80%	14.10%	6.51%	8.77%
	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.83%	None	0.83%	15.84%	7.42%	9.50%
	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.84%	None	0.84%	17.16%	8.17%	10.12%
	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.85%	None	0.85%	18.23%	8.77%	10.55%
	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.87%	None	0.87%	18.53%	8.95%	10.63%
	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.88%	None	0.88%	18.70%	8.97%	10.63%
	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class Adviser: T. Rowe Price	0.89%	None	0.89%	18.63%	8.96%	10.62%
	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares Adviser: The Vanguard Group, Inc.	0.10%	0.25%	0.35%	12.86%	4.24%	6.12%
	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	19.63%	8.76%	10.03%
	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares Adviser: Vanguard	0.10%	0.25%	0.35%	16.24%	6.49%	8.09%
	Vanguard Wellington Fund[3] – Investor Shares Adviser: Wellington Management	0.25%	0.25%	0.50%	16.48%	9.28%	10.02%
Type/Investment Objective	Portfolio Company and Adviser/Subadviser(s)[1]	Current Expenses	Platform Charge[6]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2025)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Advisers: PineBridge Investments LLC and JPMIM	0.48%	None	0.48%	7.64%	-0.16%	2.36%
	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	4.20%	3.18%	2.11%
	Government Securities Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.58%	None	0.58%	6.66%	-0.49%	1.41%
	High Yield Bond Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.68%	None	0.68%	9.37%	4.20%	5.92%
	Inflation Protected Fund[2,5] Adviser: VALIC Sub-Adviser: Wellington Management	0.54%	None	0.54%	6.00%	1.06%	2.86%
	International Government Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge	0.80%	None	0.80%	9.15%	-2.01%	1.64%
	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares Advisers: Wellington Management and Vanguard	0.21%	None	0.21%	7.18%	-3.74%	2.68%
	Vanguard Long-Term Treasury Fund[3] – Investor Shares Adviser: Vanguard	0.20%	None	0.20%	5.64%	-7.30%	-0.04%

Temporary Fee Reductions, Current Expenses [Text Block]	This Portfolio Company is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Portfolio Company prospectus for additional information.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Fixed Account Options The following is a list of Fixed Account Options currently available under the Contract. We may change the features of the Fixed Account Options listed below, offer new Fixed Account Options, and terminate existing Fixed Account Options. We will provide you with written notice before doing so. Note: If amounts are withdrawn from a Fixed Account Option before the end of its term, we may apply a Contract Adjustment. This may result in a significant reduction in your Contract value.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account Plus	1-Year	1%
Short-Term Fixed	1-Year	1%

Fixed Options Available [Table Text Block]
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account Plus	1-Year	1%
Short-Term Fixed	1-Year	1%

USL Portfolio Director NY 1.00 - 12.00 (333-283464) | American Beacon Man Large Cap Growth Fund Investor
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	DomesticLarge-CapEquity
Portfolio Company Name [Text Block]	American Beacon Man Large CapGrowth Fund[3,5] – Investor Class
Portfolio Company Adviser [Text Block]	American Beacon Advisors, Inc.
Portfolio Company Subadviser [Text Block]	Numeric Investors LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	15.86%
Average Annual Total Returns, 5 Years [Percent]	11.19%
Average Annual Total Returns, 10 Years [Percent]	15.61%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Capital Appreciation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Capital Appreciation Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	14.69%
Average Annual Total Returns, 10 Years [Percent]	15.33%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Dividend Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dividend Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and ClearBridge Investments, LLC
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	10.40%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	14.57%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	15.67%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Large Cap Core Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Large Cap Core Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM and T. Rowe Price
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	9.81%
Average Annual Total Returns, 5 Years [Percent]	10.02%
Average Annual Total Returns, 10 Years [Percent]	14.27%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Nasdaq 100 Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nasdaq-100® Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.42%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	20.42%
Average Annual Total Returns, 5 Years [Percent]	14.73%
Average Annual Total Returns, 10 Years [Percent]	19.06%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Stock Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Stock Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.23%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	17.55%
Average Annual Total Returns, 5 Years [Percent]	14.08%
Average Annual Total Returns, 10 Years [Percent]	14.46%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Systematic Core Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Core Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	14.77%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	13.89%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Systematic Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	17.66%
Average Annual Total Returns, 5 Years [Percent]	10.29%
Average Annual Total Returns, 10 Years [Percent]	14.83%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Systematic Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Systematic Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	17.41%
Average Annual Total Returns, 5 Years [Percent]	13.25%
Average Annual Total Returns, 10 Years [Percent]	10.31%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I US Socially Responsible Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	U.S. Socially Responsible Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.35%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	14.73%
Average Annual Total Returns, 5 Years [Percent]	11.77%
Average Annual Total Returns, 10 Years [Percent]	12.91%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Vanguard Windsor II Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Windsor II Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC; Hotchkis and Wiley Capital Management, LLC; Lazard Asset Management LLC; and Sanders Capital, LLC
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	18.56%
Average Annual Total Returns, 5 Years [Percent]	12.89%
Average Annual Total Returns, 10 Years [Percent]	12.61%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Ariel Appreciation Fund Investor
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Mid-Cap Equity
Portfolio Company Name [Text Block]	Ariel Appreciation Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel Investments, LLC
Current Expenses [Percent]	1.15%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	11.11%
Average Annual Total Returns, 5 Years [Percent]	7.57%
Average Annual Total Returns, 10 Years [Percent]	7.95%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Mid Cap Strategic Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Average Annual Total Returns, 10 Years [Percent]	13.56%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Mid Cap Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Value Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Boston Partners Global Investors, Inc. d/b/a Boston Partners and Wellington Management
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	7.23%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	9.29%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Mid Cap Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Mid Cap Index Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.35%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	10.34%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Ariel Fund Investor
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Ariel Fund[3] – Investor Class
Portfolio Company Adviser [Text Block]	Ariel
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	9.36%
Average Annual Total Returns, 10 Years [Percent]	9.51%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Small Cap Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	9.20%
Average Annual Total Returns, 5 Years [Percent]	(2.35%)
Average Annual Total Returns, 10 Years [Percent]	11.01%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Small Cap Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.69%
Average Annual Total Returns, 10 Years [Percent]	9.27%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Small Cap Core Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Core Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(3.03%)
Average Annual Total Returns, 5 Years [Percent]	6.57%
Average Annual Total Returns, 10 Years [Percent]	8.39%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Small Cap Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Small Cap Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	9.55%
Average Annual Total Returns, 10 Years [Percent]	8.54%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Global Strategy Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity(Internationaland Domestic)
Portfolio Company Name [Text Block]	Global Strategy Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc. and Brandywine Global Investment Management LLC
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	20.73%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	5.85%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I International Socially Responsible
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Socially Responsible Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	27.32%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	9.10%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Emerging Economies Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	InternationalEquity
Portfolio Company Name [Text Block]	Emerging Economies Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	1.02%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	30.11%
Average Annual Total Returns, 5 Years [Percent]	4.19%
Average Annual Total Returns, 10 Years [Percent]	8.04%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I International Equities Index Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Equities Index Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock
Current Expenses [Percent]	0.39%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	30.81%
Average Annual Total Returns, 5 Years [Percent]	8.47%
Average Annual Total Returns, 10 Years [Percent]	7.82%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I International Growth Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Growth Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	MSIM and Morgan Stanley Investment Management Co.
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	6.07%
Average Annual Total Returns, 5 Years [Percent]	1.86%
Average Annual Total Returns, 10 Years [Percent]	8.33%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I International Opportunities Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Opportunities Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc. and Wellington Management
Current Expenses [Percent]	1.01%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	27.46%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	6.76%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I International Value Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Value Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs and Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	39.97%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	8.10%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Global Real Estate Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Global Real Estate Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co. and MFS
Current Expenses [Percent]	0.90%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	1.77%
Average Annual Total Returns, 10 Years [Percent]	3.39%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Invesco Balanced Risk Commodity Strategy Fund R5
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Invesco Balanced-Risk Commodity Strategy Fund[3,5] – Class R5
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	18.94%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	6.23%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Science And Technology Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Science & Technology Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock and Voya
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.57%
Average Annual Total Returns, 5 Years [Percent]	11.59%
Average Annual Total Returns, 10 Years [Percent]	18.92%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Aggressive Allocation Lifestyle Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Hybrid(Equity andFixed Income)
Portfolio Company Name [Text Block]	Aggressive Allocation Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	16.94%
Average Annual Total Returns, 5 Years [Percent]	8.73%
Average Annual Total Returns, 10 Years [Percent]	9.38%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Asset Allocation Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Asset Allocation Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.65%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	7.75%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Conservative Allocation Lifestyle Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Conservative Allocation Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	11.79%
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	5.85%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Moderate Allocation Lifestyle Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Moderate Allocation Lifestyle Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	14.40%
Average Annual Total Returns, 5 Years [Percent]	7.01%
Average Annual Total Returns, 10 Years [Percent]	8.10%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | T Rowe Price Retirement 2015 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	11.83%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	6.89%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | T Rowe Price Retirement 2020 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	12.23%
Average Annual Total Returns, 5 Years [Percent]	5.34%
Average Annual Total Returns, 10 Years [Percent]	7.42%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | T Rowe Price Retirement 2025 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	12.71%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	8.03%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | T Rowe Price Retirement 2030 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	8.77%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | T Rowe Price Retirement 2035 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.83%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.84%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	9.50%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | T Rowe Price Retirement 2040 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.84%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	17.16%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	10.12%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | T Rowe Price Retirement 2045 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.85%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	18.23%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	10.55%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | T Rowe Price Retirement 2050 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	18.53%
Average Annual Total Returns, 5 Years [Percent]	8.95%
Average Annual Total Returns, 10 Years [Percent]	10.63%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | T Rowe Price Retirement 2055 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.88%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.70%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	10.63%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | T Rowe Price Retirement 2060 Advisor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 Fund[3] – Advisor Class
Portfolio Company Adviser [Text Block]	T. Rowe Price
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	18.63%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	10.62%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Vanguard LifeStrategy Conservative Growth Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Conservative Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	4.24%
Average Annual Total Returns, 10 Years [Percent]	6.12%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Vanguard LifeStrategy Growth Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	19.63%
Average Annual Total Returns, 5 Years [Percent]	8.76%
Average Annual Total Returns, 10 Years [Percent]	10.03%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Vanguard LifeStrategy Moderate Growth Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard LifeStrategy Moderate Growth Fund[3,4] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.10%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	6.49%
Average Annual Total Returns, 10 Years [Percent]	8.09%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Vanguard Wellington Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Wellington Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.25%
Current Expenses + Platform Charge [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	16.48%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	10.02%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Core Bond Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC and JPMIM
Current Expenses [Percent]	0.48%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	7.64%
Average Annual Total Returns, 5 Years [Percent]	(0.16%)
Average Annual Total Returns, 10 Years [Percent]	2.36%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Goldman Sachs VIT Government Money Market Fund Institutional
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund[5] – Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	4.20%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	2.11%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Government Securities Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Government Securities Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	6.66%
Average Annual Total Returns, 5 Years [Percent]	(0.49%)
Average Annual Total Returns, 10 Years [Percent]	1.41%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I High Yield Bond Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	High Yield Bond Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	9.37%
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	5.92%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I Inflation Protected Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Inflation Protected Fund[2,5]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Wellington Management
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	2.86%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | VALIC Company I International Government Bond Fund
Variable Option [Line Items]
Portfolio Company Name [Text Block]	International Government Bond Fund[2]
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge
Current Expenses [Percent]	0.80%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	9.15%
Average Annual Total Returns, 5 Years [Percent]	(2.01%)
Average Annual Total Returns, 10 Years [Percent]	1.64%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Vanguard Long Term Investment Grade Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Investment-Grade Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Wellington Management and Vanguard
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	7.18%
Average Annual Total Returns, 5 Years [Percent]	(3.74%)
Average Annual Total Returns, 10 Years [Percent]	2.68%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Vanguard Long Term Treasury Fund Investor
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Long-Term Treasury Fund[3] – Investor Shares
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	5.64%
Average Annual Total Returns, 5 Years [Percent]	(7.30%)
Average Annual Total Returns, 10 Years [Percent]	(0.04%)
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greater of Account Value or net Purchase Payments
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Payable only during the Purchase Period•Payable if death occurs at any age•Withdrawals, including withdrawals to pay your advisory fees, may significantly reduce the benefit•If you have elected to enroll in the Advisory Program, the Advisory Program Fees may reduce the death benefit.
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death BenefitsThe Contracts will pay death benefits during either the Purchase Period or the Payout Period.The Process USL requires that complete and acceptable documentation and paperwork be received from the Beneficiary in order to begin the death benefit payment process. First, Proof of Death is required. Proof of Death is defined as a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death or a written statement by an attending physician. Additionally, the Beneficiary must include an election specifying the distribution method and any other form required by USL or a regulator to process the claim. The account will not be valued, and payments will not be made until all paperwork is in good order and in a form acceptable to USL. Your Beneficiary may contact us at 1-800-448-2542 with any questions about required documentation and paperwork. Death benefits are paid only once per Contract. If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be payable. Please see Impact of the Deduction of Advisory Program Fees on Death Benefit below regarding impacts to your death benefit due to the deduction of Advisory Program Fees. Beneficiary Information The Beneficiary may receive death benefits: •In a lump sum; •In the form of an annuity under any of the Payout Options; •In partial payments over the Beneficiary’s life expectancy (where permitted); or •In a manner mutually agreeable between the Beneficiary and USL that is in accordance with applicable laws and regulations. Payment of any death benefits must be within the time limits set by federal tax law, if any. In the case of an IRA, a spousal Beneficiary may continue the Contract or may roll the funds over to an IRA. If the Beneficiary elects a life annuity for a designated or fixed period, the guarantee period cannot exceed the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contract.Special Information for Nonqualified Contracts It is possible that the Contract Owner and the Annuitant under a nonqualified Contract may not be the same person. If this is the case, and the Contract Owner dies, there will be no death benefit payable since the death benefit is only due in the event of the Annuitant’s death. However, the Contract will be assigned to the contingent owner, if any, or to the Contract Owner’s estate. Such transfers may be considered a taxable event by the IRS. In general, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received the payments.During the Purchase Period If death occurs during the Purchase Period, the Beneficiary will receive the standard death benefit which guarantees the return of Purchase Payments less any prior withdrawals. As indicated above, a Contract Owner may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the account minus the amount applied to Payout Payments. Depending on the payout option selected, there may also be a death benefit from the annuitized portion of the account.
Fees and Costs of Benefit [Text Block]	Adjusted Purchase Payment Amount If the total amount of any death benefit payable from the Variable Investment Options and Fixed Account Options under the Contract exceeds the Account Value as of the date all paperwork is in good order and in a form acceptable to USL, then the total death benefit paid may be adjusted to limit the death benefit due to withdrawals. An Adjusted Purchase Payment Amount will be calculated on the date all paperwork is complete and in a form acceptable to USL, determined as follows:
A.	100% of Purchase Payments
–	(minus)
B.	Gross Withdrawals (see below) and any portion of Account Value applied under a Payout Option
Each “Gross Withdrawal” is calculated by multiplying the Adjusted Purchase Payment Amount by a fraction. The numerator of the fraction is the amount of the withdrawal plus any associated fees and charges. The denominator of the fraction is the Account Value immediately prior to the withdrawal. Thus, each Gross Withdrawal will proportionately reduce the Adjusted Purchase Payment Amount. The Contract death benefit and the Adjusted Purchase Payment Amount are compared. The lesser amount is then compared to the Account Value, and the beneficiary will receive the greater of those two amounts.During the Payout Period If the Annuitant dies during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option that you selected. The payout options available are described in the “Annuity Period” section of this prospectus. •If the life only option or joint and survivor life option was chosen, there will be no death benefit. •If the life with guaranteed period option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable: 1.Receive the present value of any remaining payments in a lump sum; or 2.Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or 3.Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal Beneficiaries may be entitled to more favorable treatment under the Contract and/or under federal tax law, including additional permitted delays before beginning distributions, as well as being able to continue the Contract as their own and not as a beneficiary account.Impact of the Deduction of Advisory Program Fees on Death Benefit If you are participating in the Advisory Program and your Investment Adviser’s fee is deducted from your Contract, the deduction of the Advisory Program Fee may reduce the death benefit. This deduction will be the dollar amount assessed for the Advisory Program Fee and is based on a percentage of the Contract value managed by the Advisory Program. The examples below assess the impact of the Advisory Program Fee on the Contract’s death benefit assuming an initial $100 deposit and no additional payments and no withdrawals. 1.If, at the end of the year, the Contract value increases to $120 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $119. If you die, your Contract’s death benefit is $119. 2.If, at the end of the year, the Contract value decreases to $90 and you pay a $1 Advisory Program Fee, the Contract value is reduced to $89. However, the Advisory Program Fee will not reduce the death benefit which will be at least $100 (your premium payment) (or higher if you are younger than 70 at your death) due to the Death Benefit Contract guarantee.
Calculation Method of Benefit [Text Block]	Standard Death Benefit The standard death benefit will be the greater of:
Your Account Value on the date all paperwork is in good order and in a form acceptable to USL
or
100% of Purchase Payments (to Variable Investment Options and/or Fixed Account Options)
–	(minus)
Amount of all Prior Withdrawals, Charges and any portion of Account Value applied under a Payout Option

USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period
Optional Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals may be subject to surrender charges•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	Systematic Withdrawals
Operation of Benefit [Text Block]	Systematic Withdrawals You may elect to withdraw all or part of your Account Value under a systematic withdrawal method as described in your Contract (“No Charge” systematic withdrawals). There will be no surrender charge for withdrawals using this method, which provides for: •Payments to be made to you; and •Payment over a stated period of time, but not less than five years; and •Payment of a stated yearly dollar amount or percentage (the amount or percentage may not exceed 20% of your Account Value at the time election is made). We may require a minimum withdrawal amount under this method. The portion of your account that has not been withdrawn will continue to receive the investment return of the Variable Investment Options that you selected. You may select the specific Investment Options from which to take distributions for most payment options, or you may elect to have your payment distributed proportionally across all the funds in which you are invested. Once begun, a “No Charge” systematic withdrawal election may not be changed, but can be revoked at no charge. If revoked, a “No Charge” systematic withdrawal may not be elected again. Systematic withdrawals that are not “No Charge” systematic withdrawals can be changed, revoked, and/or reinstated. No more than one systematic withdrawal election may be in effect at any one time. We reserve the right to discontinue any or all systematic withdrawals or to change the terms, at any time.
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | No Charge Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	No Charge Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period without surrender charges
Optional Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Withdrawals must be made to you over a period of not less than five years, and the annual amount withdrawn may not exceed 20% of Account Value at time of election•May not change election once withdrawals begin•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	No Charge Systematic Withdrawals
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Loans
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	$ 75
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	Provides tax-free access to amounts invested in Fixed Account Options
Optional Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	6.00%
Standard Benefit Expense, Current [Dollars]	$ 75
Brief Restrictions / Limitations [Text Block]	•Available only during the Purchase Period•May not be taken against amounts invested in Variable Investment Options•Interest will accrue on outstanding loan amounts•Minimum loan amount is $1,000
Name of Benefit [Text Block]	Loans
Operation of Benefit [Text Block]	Loans
The Contract offers a tax-free loan provision for tax-qualified contracts, other than IRAs, which gives you access to your money in the Fixed Account Options (subject to a minimum loan amount of $1,000). The availability of loans is subject to federal and state government regulations, as well as your employer’s plan provisions and USL policy. Generally, one loan per account will be allowed. Under certain, specific circumstances, a maximum of two loans per account may be allowed. USL reserves the right to change this limit. We may charge a loan application fee if permitted under state law. Keep in mind that tax laws restrict withdrawals prior to age 59½ and a 10% tax penalty may apply (including on a loan that is not repaid). Interest Charged for a Loan For Contracts not governed by the requirements of ERISA, we charge an effective annual loan interest rate of up to 6%. For Contracts maintained under a plan subject to the requirements of ERISA, the interest rate we charge on a loan will be based on the Moody’s Corporate Bond Yield Average ending two months before the date that the interest rate is determined. The rate is determined each calendar quarter and applies for twelve months for new loans and for outstanding loans whose anniversaries occur in that quarter. The Effects of a Loan on Account Value, Payout Payments and the Death Benefit A loan, whether it is repaid or not, has a permanent effect on your Account Value. This effect occurs because the amounts borrowed are removed from your Fixed Account Options and placed in an account outside your Contract, which earns interest at a fixed rate. If the loan is not fully repaid, upon the beginning of the Payout Period, surrender, or death, then the cash value or the death benefit, as applicable, will be reduced by any foreclosure on the loan or any defaulted amount of the loan.
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Advisory Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Advisory Program
Purpose of Benefit [Text Block]	The investment advice service provided by your Investment Adviser
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•A separate investment advisory fee and agreement is required•May not be available under your employer’s retirement plan or in connection with your Contract•If you pay any investment adviser fee from the Contract, any deduction may reduce the death benefit and other annuity benefits, and may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.•We do not honor investment adviser transfer requests in connection with Advisory Programs that are offered through third-party, unaffiliated Investment Advisers.•You are encouraged to discuss the Advisory Program with your financial professional and the impact that Advisory Program Fees may have on your Contract Value before electing to enroll in the Advisory Program.
Name of Benefit [Text Block]	Advisory Program
Operation of Benefit [Text Block]	Advisory ProgramThe Contract may be used where you have engaged the Investment Adviser to provide advice regarding the periodic allocation of investments within the Contract. As long as you are enrolled in an Advisory Program, your Investment Adviser will provide you with investment advice and will be responsible for providing transfer and reallocation instructions to USL. You may terminate an Advisory Program at any time. If you terminate the Advisory Program, your Contract will remain in force. Your Investment Adviser is not acting on USL’s behalf but rather is acting on your behalf. USL is not responsible for any investment advice that is provided to you by your Investment Adviser. USL does not offer advice about how to allocate your Account Value. USL is not responsible for any recommendations that your Investment Adviser makes, any investment models or asset allocation programs they choose to follow, or any specific transfers that are made on your behalf. We do not honor transfer instructions in connection with any other advisory programs that are offered through third-party, non-affiliated Investment Advisers.Advisory Agreement and Fees When you enroll in the Advisory Program, you will enter into an investment advisory agreement (the “Advisory Agreement”) with the Investment Adviser. USL is not a party to the Advisory Agreement. Your Investment Adviser may direct USL to withdraw a specified amount from your Account Value for the payment of advisory fees under the Advisory Program (the “Advisory Program Fee”) pursuant to authorizations that you have provided to your Investment Adviser. If you are enrolled in the Advisory Program, your Advisory Agreement will be with our affiliate, VFA, and USL will be provided with a copy of the Advisory Agreement in which you authorize USL to deduct the Advisory Program Fee from your Account Value. The Advisory Program Fee charged by your Investment Adviser is in addition to any fees and expenses charged under your Contract. The Advisory Program Fee will be calculated by applying the applicable fee schedule to the Account Value at each calendar quarter end and will be deducted from your Account Value within fifteen (15) days after the end of such calendar quarter. The Advisory Program Fee will be based on the value of assets in the account eligible to be managed in the Advisory Program. If you enrolled in the Advisory Program during the calendar quarter, you pay a fee only for those days in which you were enrolled in the Advisory Program. If, prior to a calendar quarter-end, the Advisory Program is terminated, the entire Account Value is transferred out of your account, or your plan sponsor terminates the Advisory Program, we will not deduct an Advisory Program Fee for that quarter. Partial withdrawals, including those taken to pay the Advisory Program Fee, can reduce certain benefits guaranteed under the Contract, including Contract death benefits and other annuity benefits. This reduction of these guaranteed benefits resulting from the withdrawal for payment of the Advisory Program Fees will be the dollar amount of the fee assessed by your investment adviser, and, as described above, is based on a percentage of the Account Value managed by the Advisory Program. For a more detailed explanation about how the assessment of the Advisory Program Fees can affect the benefits under this Contract, please see Impact of Advisory Program Fees in the "Description of Insurance Company, Registered Separate Account, and Investment Options" and "Annuity Period" sections. Partial withdrawals from a non-qualified Contract are treated as a taxable distribution. However, fees taken from a non-qualified individual contract used to pay the Advisory Program Fee for the Advisory Programs offered through VFA are not considered distributions or withdrawals from the account for tax purposes and therefore are not treated as a taxable distribution. If you are under age 59 1/2, withdrawals may be subject to an additional 10% tax. You should consult with your tax advisor for any advice regarding protentional tax consequences relating to the payment of the Advisory Program Fee from your Contract. Reallocations & Transfer Instructions While the Advisory Program is in place, you are prohibited from making transfers among Investment Options in the Contract. During such period, transfer instructions may only be provided by the Investment Adviser. If you terminate the Advisory Program, you may make transfers among the Investment Options subject to the transfer restrictions in the section noted in the “General Description of the Contract” section of this prospectus. Unless you direct us otherwise, your Investment Adviser will forward instructions regarding the allocation of your Account Value, and will request financial transactions involving investment options. If your Investment Adviser has this authority, we deem that all such transactions that are directed by your Investment Adviser with respect to your Contract have been authorized by you. You will receive a confirmation of any financial transactions involving the purchase or sale of Purchase Units. You must contact us immediately by calling 1-800-448-2542 to request a termination form if and when you want to revoke such authority. We will not be responsible for acting on instructions from your Investment Adviser until we receive notification of the revocation of such person’s authority. We may also suspend, cancel, or limit the Investment Adviser’s authorization at any time. In addition, we may restrict the Investment Options available for transfers or allocation of Purchase Payments including closing one or more of the Fixed Account Options to deposits or transfers, and to transfers among the Investment Options, where advanced written notice is provided. We will notify you and your Investment Adviser if we implement any such restrictions or prohibitions. Transfers and reallocations made by your Investment Adviser are subject to the restrictions on transfers between Investment Options that are discussed in the “General Description of the Contract” section of this prospectus.Termination of the Advisory Program You may terminate the Advisory Program at any time. However, the terms and conditions of how to terminate the Advisory Program will be set forth in your Advisory Agreement. Please consult with your Investment Adviser if you have questions about terminating the Advisory Program. We may continue to rely on instructions from your Investment Adviser until we receive notice of termination of the Advisory Agreement. If you terminate the Advisory Program, your Contract will remain in force. In order for you to transfer Account Value among Investment Options, you must first terminate the Advisory Program.
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Loans - Non-ERISA Contracts
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	6.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	(2) Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches. (4) The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR.
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	6.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	(2) Contracts issued as part of a retirement plan that is not subject to The Employment Retirement Income Security Act of 1974 (ERISA) including 457 Plans and retirement plans administered by government entities and churches. (4) The Non-ERISA Loan Interest Charges will vary based on the Guaranteed Minimum Interest Rate (GMIR) on your contract. Please refer to your contract for your GMIR.
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Loans - ERISA Contracts
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
Optional Benefit Expense, Footnotes [Text Block]	(3) Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans. (5) The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	5.50%
Optional Benefit Expense, Footnotes [Text Block]	(3) Contracts issued as part of an employer-sponsored retirement plan subject to ERISA including 401(k) and certain 403(b) defined contribution plans. (5) The ERISA Loan Interest Charges are variable rates based upon an index prescribed under applicable state insurance rules for policy loans. Loan Interest Charges for an existing loan will not increase, but may decrease, during the term of the loan.
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Fixed Account Plus
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account Plus
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Short-Term Fixed
Fixed Option [Line Items]
Fixed Option Available, Name	Short-Term Fixed
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract, including your principal investment.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. Amounts that you invest in the Variable Investment Options are subject to risk of poor investment performance. You assume the investment risk. Generally, if the Variable Investment Options that you select make money, your Account Value goes up, and, if they lose money, your Account Value goes down. Each Variable Investment Option’s performance depends on the performance of its underlying Portfolio Company. Each Portfolio Company has its own investment risks, and you are exposed to the Portfolio Company’s investment risk when you invest in a Variable Investment Option. You are responsible for selecting the Variable Investment Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.•Amounts withdrawn from series 1, 5, 7, or 9 Contract may result in surrender charges, taxes and tax penalties. Surrender charges could significantly reduce the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate Contract guarantees and may result in taxes and tax penalties.•If you select the Fixed Account Plus option for investment, your ability to transfer amounts from that option is subject to an annual limit. It may take several years to transfer all amounts from the Fixed Account Plus option. Under a series 11 Contract, if you transfer amounts from the Fixed Account Plus option in excess of that annual limit (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another funding entity), you may be subject to a charge.•The benefits of tax deferral, if applicable, and long-term income mean the Contract is generally more beneficial to investors with a long investment time horizon.
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Contract.•Each Variable Investment Option and each Fixed Account Option has its own unique risks.•You should review the Variable Investment Options and Fixed Account Options before making an investment decision.
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk. The Contracts are unsuitable for short-term savings. You should carefully consider the risks associated with withdrawals under the Contract. A withdrawal may reduce the value of your standard and optional benefits such as the death benefit or other guaranteed benefits. If you take a loan from your account, the amount of this loan and interest accrued therein may also reduce the value of these standard and optional benefits while (i) the loan is in the process of being paid off, (ii) if the loan is never paid off, or (iii) if you default on the loan. Additionally, your interest payments can never be recovered and, therefore, indirectly lower the contract value based on the loan you took against it. The reductions may be more than the amount withdrawn. Withdrawals may also be subject to significant surrender charges if you own a series 1, 5, 7, and 9 Contract. In addition, if you own a series 11 Contract, excess transfers from the Fixed Account Plus option (including withdrawals from the Fixed Account Plus option for the purpose of transferring assets to another Portfolio Company entity) may be subject to a charge. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A total withdrawal (surrender) will result in the termination of your Contract or certificate. We may defer payment of withdrawals from a Fixed Account Option for up to six months when permitted by law.
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Benefits Risk. If you elected an optional benefit, there is a risk that you may not have chosen the benefit or benefits that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. There is a risk that any financial return of an optional benefit will ultimately be less than the amount you paid for the benefit. If you elected an optional benefit, you are likely subject to investment restrictions for as long as the benefit remains in effect and investment restrictions limit the Investment Options that are available to you and limit your ability to take certain actions under the Contract.
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, USL. Any obligations (including under any Fixed Account Options), guarantees, and benefits of the Contract are subject to the claims-paying ability of USL. If we experience financial distress, we may not be able to meet our obligations to you. More information about us is available upon request by calling 1-800-448-2542 or visiting www.corebridgefinancial.com/rs.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. All guarantees under the Contract, including the Fixed Account Options, that are paid from our General Account are subject to risks relating to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes Risk: Under the Contract, we reserve the right to remove or substitute Portfolio Companies as Investment Options. We additionally reserve the right to stop accepting additional Purchase Payments and impose investment restrictions or limitations on transfers including closing one or more of the Fixed Account Options to deposits or transfers and transfers among the Variable Investment Options.
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Short Term Investment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this Contract is more beneficial to investors with a long-time horizon.
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Group Plan Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus.
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Deduction of Advisory Program Fee Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Deduction of Advisory Program Fee Risk. If the Advisory Program fees payable to your investment adviser are deducted from the Contract, such deductions may reduce the death benefit and other annuity benefits, decrease the Account Value allocated to the Fixed Account Options, and result in a reduction of the Purchase Units & Payout Payments. The amounts deducted from your Contract for payment of Advisory Program Fees may be subject to surrender charges, federal and state income taxes and a 10% federal penalty tax.
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Loan Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Loan Risk. If you take a loan under the Contract, interest will accrue on any outstanding loan amounts until they are repaid and, depending on the state, you may be required to pay a loan application fee to us.
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Investment Restrictions Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment Restrictions Risk. Investment restrictions limit the Investment Options that are available to you and limit your ability to take certain actions under the Contract. The investment restrictions are designed to reduce our risk that we will have to make payments to you from our own assets in connection with certain guarantees. In turn, they may also limit the potential growth of your Account Value and the potential growth of your guaranteed benefits. This may conflict with your personal investment objectives.
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Public Fund Availability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Public Funds Availability Risk. If your Contract is a tax-deferred nonqualified annuity that is not part of your employer's retirement plan, the Variable Investment Options that are invested in Portfolio Companies available to the public outside of annuity contracts, life insurance contracts, or certain employer-sponsored retirement plans will not be available within your Contract. Public Funds are Variable Investment Options that are available to the general public and retail investors outside of an annuity contract, such as Portfolio Director. (Public Funds are identified in Appendix A.)
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Minimum Account Value Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Minimum Account Value Risk. If your Account Value falls below $300 and you do not make any Purchase Payments for at least two (2) Participant Years, we may close the account and pay the Account Value to you. Any such account closure will be subject to applicable distribution restrictions under the Contract and/or under your employer’s plan.
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Business Disruption
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business Disruption. Our business is vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemics (such as COVID-19) and other highly contagious diseases, mass torts, failure of telecommunications or other critical infrastructure and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, including see outages or other unavailability, may interfere with our ability to receive, pick up and process mail, to calculate Purchase Unit values, process other contract-related transactions, or to otherwise provide our services, or may have other possible negative impacts. While we have developed and put in place what we believe to be appropriate business continuity and disaster recovery plans and procedures to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Portfolio Company or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Cybersecurity Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), cyber-attacks, and user errors or other disruptions that may compromise the confidentiality, integrity, or availability of such systems and data. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with our websites (such as via denial of service attacks), and other operational disruptions, and unauthorized release of confidential customer information. Such systems failures, cyber-attacks or other disruptions affecting us, any third-party administrator, the underlying Portfolio Companies, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Portfolio Companies, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, including personal information, impede order processing, or subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Portfolio Companies invest, which may cause the affected underlying Portfolio Companies to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Further, the widespread development, implementation, and use of AI, machine learning, data analytics and similar tools that collect, aggregate and analyze data or inputs (collectively, “AI Tools”) may increase our exposure to, or exacerbate the risks of cyber-attacks or other security incidents, particularly where such technologies are exploited by third parties to attempt to breach our or our business partners’ and service providers’ systems. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect our systems and sensitive business and customer information, including personal information, and reduce the risk of cyber-incidents, there can be no assurance that we or our and distribution partners, the underlying Portfolio Companies or our business partners and service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Series 9
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average daily net asset value allocated to a Variable Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 15
Surrender Expense, 1 Year, Maximum [Dollars]	6,852
Surrender Expense, 1 Year, Minimum [Dollars]	5,908
Surrender Expense, 3 Years, Maximum [Dollars]	11,760
Surrender Expense, 3 Years, Minimum [Dollars]	8,856
Surrender Expense, 5 Years, Maximum [Dollars]	16,775
Surrender Expense, 5 Years, Minimum [Dollars]	11,679
Surrender Expense, 10 Years, Maximum [Dollars]	25,313
Surrender Expense, 10 Years, Minimum [Dollars]	14,734
Annuitized Expense, 1 Year, Maximum [Dollars]	2,226
Annuitized Expense, 1 Year, Minimum [Dollars]	1,238
Annuitized Expense, 3 Years, Maximum [Dollars]	6,867
Annuitized Expense, 3 Years, Minimum [Dollars]	3,856
Annuitized Expense, 5 Years, Maximum [Dollars]	11,775
Annuitized Expense, 5 Years, Minimum [Dollars]	6,679
Annuitized Expense, 10 Years, Maximum [Dollars]	25,313
Annuitized Expense, 10 Years, Minimum [Dollars]	14,734
No Surrender Expense, 1 Year, Maximum [Dollars]	2,226
No Surrender Expense, 1 Year, Minimum [Dollars]	1,238
No Surrender Expense, 3 Years, Maximum [Dollars]	6,867
No Surrender Expense, 3 Years, Minimum [Dollars]	3,856
No Surrender Expense, 5 Years, Maximum [Dollars]	11,775
No Surrender Expense, 5 Years, Minimum [Dollars]	6,679
No Surrender Expense, 10 Years, Maximum [Dollars]	25,313
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 14,734
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Series 7
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	6,838
Surrender Expense, 1 Year, Minimum [Dollars]	5,894
Surrender Expense, 3 Years, Maximum [Dollars]	11,719
Surrender Expense, 3 Years, Minimum [Dollars]	8,812
Surrender Expense, 5 Years, Maximum [Dollars]	16,704
Surrender Expense, 5 Years, Minimum [Dollars]	11,606
Surrender Expense, 10 Years, Maximum [Dollars]	25,181
Surrender Expense, 10 Years, Minimum [Dollars]	14,594
Annuitized Expense, 1 Year, Maximum [Dollars]	2,211
Annuitized Expense, 1 Year, Minimum [Dollars]	1,223
Annuitized Expense, 3 Years, Maximum [Dollars]	6,824
Annuitized Expense, 3 Years, Minimum [Dollars]	3,812
Annuitized Expense, 5 Years, Maximum [Dollars]	11,704
Annuitized Expense, 5 Years, Minimum [Dollars]	6,606
Annuitized Expense, 10 Years, Maximum [Dollars]	25,181
Annuitized Expense, 10 Years, Minimum [Dollars]	14,594
No Surrender Expense, 1 Year, Maximum [Dollars]	2,211
No Surrender Expense, 1 Year, Minimum [Dollars]	1,223
No Surrender Expense, 3 Years, Maximum [Dollars]	6,824
No Surrender Expense, 3 Years, Minimum [Dollars]	3,812
No Surrender Expense, 5 Years, Maximum [Dollars]	11,704
No Surrender Expense, 5 Years, Minimum [Dollars]	6,606
No Surrender Expense, 10 Years, Maximum [Dollars]	25,181
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 14,594
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Series 5
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	6,838
Surrender Expense, 1 Year, Minimum [Dollars]	5,894
Surrender Expense, 3 Years, Maximum [Dollars]	11,719
Surrender Expense, 3 Years, Minimum [Dollars]	8,812
Surrender Expense, 5 Years, Maximum [Dollars]	16,704
Surrender Expense, 5 Years, Minimum [Dollars]	11,606
Surrender Expense, 10 Years, Maximum [Dollars]	25,181
Surrender Expense, 10 Years, Minimum [Dollars]	14,594
Annuitized Expense, 1 Year, Maximum [Dollars]	2,211
Annuitized Expense, 1 Year, Minimum [Dollars]	1,223
Annuitized Expense, 3 Years, Maximum [Dollars]	6,824
Annuitized Expense, 3 Years, Minimum [Dollars]	3,812
Annuitized Expense, 5 Years, Maximum [Dollars]	11,704
Annuitized Expense, 5 Years, Minimum [Dollars]	6,606
Annuitized Expense, 10 Years, Maximum [Dollars]	25,181
Annuitized Expense, 10 Years, Minimum [Dollars]	14,594
No Surrender Expense, 1 Year, Maximum [Dollars]	2,211
No Surrender Expense, 1 Year, Minimum [Dollars]	1,223
No Surrender Expense, 3 Years, Maximum [Dollars]	6,824
No Surrender Expense, 3 Years, Minimum [Dollars]	3,812
No Surrender Expense, 5 Years, Maximum [Dollars]	11,704
No Surrender Expense, 5 Years, Minimum [Dollars]	6,606
No Surrender Expense, 10 Years, Maximum [Dollars]	25,181
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 14,594
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Series 1
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average daily net asset value allocated to a Variable Investment Option, plus for the Maximum charge, an amount attributable to the annual variable investment option maintenance charge, which is applicable to series 1 and 9 only.
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 15
Surrender Expense, 1 Year, Maximum [Dollars]	6,852
Surrender Expense, 1 Year, Minimum [Dollars]	5,908
Surrender Expense, 3 Years, Maximum [Dollars]	11,760
Surrender Expense, 3 Years, Minimum [Dollars]	8,856
Surrender Expense, 5 Years, Maximum [Dollars]	16,775
Surrender Expense, 5 Years, Minimum [Dollars]	11,679
Surrender Expense, 10 Years, Maximum [Dollars]	25,313
Surrender Expense, 10 Years, Minimum [Dollars]	14,734
Annuitized Expense, 1 Year, Maximum [Dollars]	2,226
Annuitized Expense, 1 Year, Minimum [Dollars]	1,238
Annuitized Expense, 3 Years, Maximum [Dollars]	6,867
Annuitized Expense, 3 Years, Minimum [Dollars]	3,856
Annuitized Expense, 5 Years, Maximum [Dollars]	11,775
Annuitized Expense, 5 Years, Minimum [Dollars]	6,679
Annuitized Expense, 10 Years, Maximum [Dollars]	25,313
Annuitized Expense, 10 Years, Minimum [Dollars]	14,734
No Surrender Expense, 1 Year, Maximum [Dollars]	2,226
No Surrender Expense, 1 Year, Minimum [Dollars]	1,238
No Surrender Expense, 3 Years, Maximum [Dollars]	6,867
No Surrender Expense, 3 Years, Minimum [Dollars]	3,856
No Surrender Expense, 5 Years, Maximum [Dollars]	11,775
No Surrender Expense, 5 Years, Minimum [Dollars]	6,679
No Surrender Expense, 10 Years, Maximum [Dollars]	25,313
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 14,734
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Series 12
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	2,211
Surrender Expense, 1 Year, Minimum [Dollars]	1,223
Surrender Expense, 3 Years, Maximum [Dollars]	6,824
Surrender Expense, 3 Years, Minimum [Dollars]	3,812
Surrender Expense, 5 Years, Maximum [Dollars]	11,704
Surrender Expense, 5 Years, Minimum [Dollars]	6,606
Surrender Expense, 10 Years, Maximum [Dollars]	25,181
Surrender Expense, 10 Years, Minimum [Dollars]	14,594
Annuitized Expense, 1 Year, Maximum [Dollars]	2,211
Annuitized Expense, 1 Year, Minimum [Dollars]	1,223
Annuitized Expense, 3 Years, Maximum [Dollars]	6,824
Annuitized Expense, 3 Years, Minimum [Dollars]	3,812
Annuitized Expense, 5 Years, Maximum [Dollars]	11,704
Annuitized Expense, 5 Years, Minimum [Dollars]	6,606
Annuitized Expense, 10 Years, Maximum [Dollars]	25,181
Annuitized Expense, 10 Years, Minimum [Dollars]	14,594
No Surrender Expense, 1 Year, Maximum [Dollars]	2,211
No Surrender Expense, 1 Year, Minimum [Dollars]	1,223
No Surrender Expense, 3 Years, Maximum [Dollars]	6,824
No Surrender Expense, 3 Years, Minimum [Dollars]	3,812
No Surrender Expense, 5 Years, Maximum [Dollars]	11,704
No Surrender Expense, 5 Years, Minimum [Dollars]	6,606
No Surrender Expense, 10 Years, Maximum [Dollars]	25,181
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 14,594
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Series 6
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	2,211
Surrender Expense, 1 Year, Minimum [Dollars]	1,223
Surrender Expense, 3 Years, Maximum [Dollars]	6,824
Surrender Expense, 3 Years, Minimum [Dollars]	3,812
Surrender Expense, 5 Years, Maximum [Dollars]	11,704
Surrender Expense, 5 Years, Minimum [Dollars]	6,606
Surrender Expense, 10 Years, Maximum [Dollars]	25,181
Surrender Expense, 10 Years, Minimum [Dollars]	14,594
Annuitized Expense, 1 Year, Maximum [Dollars]	2,211
Annuitized Expense, 1 Year, Minimum [Dollars]	1,223
Annuitized Expense, 3 Years, Maximum [Dollars]	6,824
Annuitized Expense, 3 Years, Minimum [Dollars]	3,812
Annuitized Expense, 5 Years, Maximum [Dollars]	11,704
Annuitized Expense, 5 Years, Minimum [Dollars]	6,606
Annuitized Expense, 10 Years, Maximum [Dollars]	25,181
Annuitized Expense, 10 Years, Minimum [Dollars]	14,594
No Surrender Expense, 1 Year, Maximum [Dollars]	2,211
No Surrender Expense, 1 Year, Minimum [Dollars]	1,223
No Surrender Expense, 3 Years, Maximum [Dollars]	6,824
No Surrender Expense, 3 Years, Minimum [Dollars]	3,812
No Surrender Expense, 5 Years, Maximum [Dollars]	11,704
No Surrender Expense, 5 Years, Minimum [Dollars]	6,606
No Surrender Expense, 10 Years, Maximum [Dollars]	25,181
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 14,594
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Series 2
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	0.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	2,211
Surrender Expense, 1 Year, Minimum [Dollars]	1,223
Surrender Expense, 3 Years, Maximum [Dollars]	6,824
Surrender Expense, 3 Years, Minimum [Dollars]	3,812
Surrender Expense, 5 Years, Maximum [Dollars]	11,704
Surrender Expense, 5 Years, Minimum [Dollars]	6,606
Surrender Expense, 10 Years, Maximum [Dollars]	25,181
Surrender Expense, 10 Years, Minimum [Dollars]	14,594
Annuitized Expense, 1 Year, Maximum [Dollars]	2,211
Annuitized Expense, 1 Year, Minimum [Dollars]	1,223
Annuitized Expense, 3 Years, Maximum [Dollars]	6,824
Annuitized Expense, 3 Years, Minimum [Dollars]	3,812
Annuitized Expense, 5 Years, Maximum [Dollars]	11,704
Annuitized Expense, 5 Years, Minimum [Dollars]	6,606
Annuitized Expense, 10 Years, Maximum [Dollars]	25,181
Annuitized Expense, 10 Years, Minimum [Dollars]	14,594
No Surrender Expense, 1 Year, Maximum [Dollars]	2,211
No Surrender Expense, 1 Year, Minimum [Dollars]	1,223
No Surrender Expense, 3 Years, Maximum [Dollars]	6,824
No Surrender Expense, 3 Years, Minimum [Dollars]	3,812
No Surrender Expense, 5 Years, Maximum [Dollars]	11,704
No Surrender Expense, 5 Years, Minimum [Dollars]	6,606
No Surrender Expense, 10 Years, Maximum [Dollars]	25,181
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 14,594
USL Portfolio Director NY 1.00 - 12.00 (333-283464) | Series 11
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee (of Amount Transferred), Maximum [Percent]	5.00%
Other Annual Expense, Current [Dollars]	$ 0
Surrender Expense, 1 Year, Maximum [Dollars]	2,211
Surrender Expense, 1 Year, Minimum [Dollars]	1,223
Surrender Expense, 3 Years, Maximum [Dollars]	6,824
Surrender Expense, 3 Years, Minimum [Dollars]	3,812
Surrender Expense, 5 Years, Maximum [Dollars]	11,704
Surrender Expense, 5 Years, Minimum [Dollars]	6,606
Surrender Expense, 10 Years, Maximum [Dollars]	25,181
Surrender Expense, 10 Years, Minimum [Dollars]	14,594
Annuitized Expense, 1 Year, Maximum [Dollars]	2,211
Annuitized Expense, 1 Year, Minimum [Dollars]	1,223
Annuitized Expense, 3 Years, Maximum [Dollars]	6,824
Annuitized Expense, 3 Years, Minimum [Dollars]	3,812
Annuitized Expense, 5 Years, Maximum [Dollars]	11,704
Annuitized Expense, 5 Years, Minimum [Dollars]	6,606
Annuitized Expense, 10 Years, Maximum [Dollars]	25,181
Annuitized Expense, 10 Years, Minimum [Dollars]	14,594
No Surrender Expense, 1 Year, Maximum [Dollars]	2,211
No Surrender Expense, 1 Year, Minimum [Dollars]	1,223
No Surrender Expense, 3 Years, Maximum [Dollars]	6,824
No Surrender Expense, 3 Years, Minimum [Dollars]	3,812
No Surrender Expense, 5 Years, Maximum [Dollars]	11,704
No Surrender Expense, 5 Years, Minimum [Dollars]	6,606
No Surrender Expense, 10 Years, Maximum [Dollars]	25,181
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 14,594